Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Financial Instruments at Fair Value Through Profit or Loss
8.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Financial assets-current
Mandatorily measured at FVTPL
Derivatives (not designated for hedge)
Forward exchange contract	$—	$—
Non-derivatives
Listed stocks - domestic	—	1

	$—	$1

Financial assets-noncurrent
Mandatorily measured at FVTPL
Non-derivatives
Non-listed stocks - domestic	$293	$511
Non-listed stocks - foreign	224	267

Forward exchange contracts	$517	$778

Financial liabilities-current
Held for trading
Derivatives (not designated for hedge)
Forward exchange contracts	$1	$—

The Company increased its investment in Taiwania Capital Buffalo Fund Co., Ltd. proportionally for $300 million in October 2019 and the Company’s ownership interest in Taiwania Capital Buffalo Fund Co., Ltd. remained at 12.9%.

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2018
Forward exchange contracts - buy	EUR/NT$	2019.03-06	EUR5/NT$193
Forward exchange contracts - buy	US$/NT$	2019.01	US$2/NT$62

December 31, 2019
Forward exchange contracts - buy	EUR/NT$	2020.03	EUR2/NT$51
Forward exchange contracts - buy	US$/NT$	2020.01	US$1/NT$26

The Company entered into the above forward exchange contracts to manage its exposure to foreign currency risk due to fluctuations in exchange rates.  However, the aforementioned derivatives did not meet the criteria for hedge accounting.